Intangible Assets (Details) - USD ($)				12 Months Ended
	Jul. 03, 2023	Jun. 03, 2023	May 04, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets [Line Items]
Legal fees	$ 90,000	$ 90,000	$ 90,000
Amortization amount				$ 1,461	$ 8,931
Intangible impairment					$ 35,719
Intangible assets [Member]
Intangible Assets [Line Items]
Legal fees						$ 44,650